General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year ended December 31
	2017	2016	2015

Salaries and related expenses	$67,884	$45,717	$12,328
Stock-based compensation	90,875	162,124	219,239
Rent and maintenance	14,735	9,764	10,203
Communication and investor relations	9,549	9,622	16,945
Professional fees (*)	391,520	156,268	193,794
Vehicle	16,714	22,343	-
Insurance and other expenses	25,810	5,144	4,448
	$617,087	$410,982	$456,957

(*)	includes listing expenses